Leases - Summary of Carrying Amounts of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Lease liabilities, Beginning balance	€ 18,945	€ 19,982
Additions	4,188	4,589
Acquisition of Perugini S.r.l.		621
Accretion of interest	759	581	€ 573
Payments	(7,235)	(6,521)
Early terminated contracts	(162)	(22)
Exchange difference	406	(285)
Lease liabilities, Ending balance	16,901	18,945	€ 19,982
Lease liabilities, Current	5,092	5,841
Lease liabilities, Non-current	€ 11,809	€ 13,104